STAFF COSTS (Detail Textuals)	1 Months Ended	12 Months Ended
	Jan. 31, 2017 Share	Dec. 31, 2017 USD ($) Share seafarer	Dec. 31, 2017 Share kr / shares	Dec. 31, 2016 USD ($) Share seafarer	Dec. 31, 2015 USD ($) Share seafarer	Dec. 31, 2014 Share
Disclosure Of Employee Benefits [Line Items]
Number of seafarers for which staff costs included in operating expenses | seafarer		131		137	65
Vesting period of RSUs granted		3 years
Vesting percentage of RSU grant		100.00%
Long term incentive plan
Disclosure Of Employee Benefits [Line Items]
Number of RSUs granted		866,600		2,127,400	0
Number of RSUs outstanding as of date		2,611,200	2,611,200	1,999,800	0	0
Key management personnel of entity or parent
Disclosure Of Employee Benefits [Line Items]
Agreegate compensation paid | $		$ 1,625,425		$ 1,735,563	$ 2,944,715
Agrergate compensation paid for pensions | $		$ 112,236		$ 93,163	$ 180,354
Chief executive officer | Long term incentive plan
Disclosure Of Employee Benefits [Line Items]
Vesting period of RSUs granted	5 years	5 years
Installment of RSUs vesting at each anniversary date	5 years
Number Of Shares Vested At First Anniversary Other Equity Instruments	255,345
Number of RSUs granted		1,276,725
Vesting percentage of RSU grant		100.00%
Number of RSUs outstanding as of date		1,021,380	1,021,380
Value of RSUs grant | $		$ 3,400,000
Market value of one TORM A-share (the closing price on 15 January 2016) | kr / shares			kr 84.05